CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash	$ 162,795	$ 416,187
Accounts Receivable	157,013	42,449
Prepaid Expenses and Other Current Assets	132,950	109,927
Inventories	1,127,072	1,053,890
Total Current Assets	1,579,830	1,622,453
Fixed Assets, net	99,001	51,305
Website Acquisition Assets, net	967,114	630,286
Tradenames	150,000
Other Assets	184,400	15,547
Total Assets	2,980,345	2,319,591
Current liabilities
Accounts payable	654,140	323,782
Accrued Interest	11,111
Accrued Interest to Related Party	5,592
Premium Finance Loan Payable	53,643	52,406
Note Payable	500,000
Total Current Liabilities	1,224,486	376,188
Long Term Debt to Related Parties, net	185,905	122,260
Total Liabilities	1,410,391	498,448
Commitments and contingencies (Note 11)
Shareholders' equity
Common stock, par value $.01, 324,000,000 shares authorized, 44,901,531 issued and outstanding, and 35,885,059 issued and outstanding, respectively	449,016	358,850
Additional paid-in-capital	9,944,744	7,568,048
Accumulated Deficit	(8,824,806)	(6,157,755)
Total shareholders' equity	1,569,954	1,821,143
Total liabilities and shareholders' equity	2,980,345	2,319,591
Series A Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000 and 4,400,000 issued and outstanding respectively:	1,000	19,000
Series B Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000 and 4,400,000 issued and outstanding respectively:		10,000
Series C Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000 and 4,400,000 issued and outstanding respectively:		18,000
Series D Preferred Stock [Member]
Shareholders' equity
Preferred stock, par value $0.01, 20,000,000 shares authorized, 5,200,000 and 4,400,000 issued and outstanding respectively:		$ 5,000